Organization and Overview of the Business - Narratives (Details) customer in Millions, $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($) jurisdiction pipeline segment customer MW
Organization And Overview Of Business [Line Items]
Number of segments | segment	3
Utilities
Organization And Overview Of Business [Line Items]
Number of customers | customer	1.7
Utilities customers, base rate | $	$ 3.9
Number of regulated pipelines (pipelines)	2
Midstream
Organization And Overview Of Business [Line Items]
Number of regulated pipelines (pipelines)	2
Number of utilities jurisdictions | jurisdiction	5
Midstream | Ridley Island Propane Terminal
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest (percent)	70.00%
Midstream | AltaGas Idemitsu Joint Venture LP
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest (percent)	50.00%
Midstream | Petrogas Preferred Shares
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest (percent)	33.33%
Power
Organization And Overview Of Business [Line Items]
Power capacity | MW	710